 UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-04643

Volumetric Fund, Inc.

87 Violet Drive, Pearl River, NY 10965

Jeffrey Gibs

87 Violet Drive, Pearl River, NY 10965

(Name and address of agent for service)

Registrant's telephone number:          845-623-7637

Date of fiscal year end: Dec 31

Date of reporting period: 12/31/2020

Explanatory Note: Added items 2 to 12, cover page and signatures.

Item 1.  Reports to Stockholders.

December 31, 2020

2020

Volumetric Fund, Inc.

 A Conservative Equity Growth Fund

Annual Report

2

3

IMPORTANT INFORMATION ABOUT ACCESS TO SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of Volumetric Fund’s (the “Fund”) shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund. Instead, the reports will be made available on our website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting the Fund at 800-541-3863 or info@volumetric.com.

However, you may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports and other communications by contacting the Fund at 800-541-3863 or info@volumetric.com.

To Our Shareholders: (Unaudited)

Volumetric Fund’s (“Fund”) net asset value (“NAV”) advanced 10.05% during 2020, closing out the year at $23.32 per share, as adjusted for the distribution. This includes a 10.16% advance in the fourth quarter. In line with Volumetric Fund’s investment objective, “capital growth and secondarily downside protection”, there are continuous allocation changes to the portfolio between stocks and cash (money market investments). The Fund utilizes its proprietary “Internal Asset Allocation” formula to raise cash during negative market conditions and conversely reduce cash during positive market conditions. Therefore, the Fund uses two benchmarks to compare performance. These benchmarks are the S&P 500 Index, for the stock portion of the portfolio, and the FTSE 3-Month Treasury (“T”) Bill Index for the money market portion of the portfolio. A combination of these benchmarks should be considered when making a comparison. For the year 2020, the S&P 500 Index gained 18.40% and the FTSE “3-Month” T-Bill Index gained 0.58%.

The Volumetric Index, is a proprietary index, which indicates the value of a $10,000 hypothetical investment in the Fund on January 1, 1979, stood at $405,706 on December 31, 2020. Our compounded annual return, during our 42 years of history, has been 9.22%.

The Fund typically invests in a broadly diversified portfolio of large and mid-cap stocks, although the portfolio may also contain small cap stocks. The Fund’s securities are generally a blend of value and growth stocks.

As indicated on your December 31, 2020 account statement, it was noted that the Fund declared a long-term capital gain distribution of $0.24 per share, to shareholders of record on December 29, 2020.The Fund went ex-dividend on December 30, 2020, and on that day the Fund’s opening NAV was reduced from $23.32 by the $0.24 distribution to $23.08. Your capital gain distribution was reinvested into additional shares, except for cash dividend shareholders.

FOURTH QUARTER PORTFOLIO CHANGES (Unaudited)

At year end, December 31, 2020, the Fund’s portfolio held a cash and cash equivalent position (Fidelity Investments Money Market Government Portfolio), including dividends and interest receivable, of 14.73%.  Currently, we have 57 securities in our portfolio with 53 gainers and 4 losers.  Our average stock in the portfolio has an unrealized gain of 70.0%. Fifteen of our stocks have more than doubled. Our best performing percentage gaining stock was Autodesk Inc., a designer of software applications, with a 409.2% unrealized gain at year end. Our worst performing stock was American Electric Power Company Inc., a utility company, with a 9.0% unrealized loss, at year end. Our ten leading stocks are shown in the “Top Stocks and Industry Holdings” section.

The following 6 stocks were added to the Fund’s portfolio during the fourth quarter: CME Group Inc., Kinder Morgan Inc., L3 Harris Technologies Inc., Leidos Holdings Inc., Monster Beverage Corp., and Ralph Lauren Corp.

On the sell side, utilizing the guidelines of our “Volume and Range” system, we sold the following 5 stocks from our portfolio: Allstate Corp., Boston Scientific Corp., CF Industries Holdings Inc., Merck & Co., and a partial sale of Waste Connections Inc.

TOP STOCKS AND INDUSTRY HOLDINGS (Unaudited)

As of December 31, 2020, our ten greatest unrealized stock percentage gainers and our 10 largest industry holdings are listed on page 2. See “Statement of Net Assets” on pages 5 to 7 for details.

Company	Unrealized Gain (%)	% of Fund's Net Assets	Industry	% of Fund's Net Assets
Autodesk Inc	409.2%	2.4%	Computer Software	8.8%
Microsoft Corp	287.2%	1.5%	Computers & Semiconductors	7.9%
HP Inc	241.9%	0.9%	Financials	6.8%
Amazon.com Inc	239.7%	2.2%	Services	6.1%
FMC Corp	220.2%	2.2%	Chemicals	6.0%
Apple Inc	205.2%	2.2%	Electronic Services	5.8%
Visa Inc Class A	160.7%	2.3%	Industrial Conglomerates	4.8%
Ametek Inc	138.0%	2.0%	Retail	4.3%
Salesforce.com Inc	136.7%	2.2%	Healthcare	3.7%
Waste Connections Inc	134.4%	1.8%	Electrical Equipment	3.3%
	Total:	19.7%	Total:	57.5%

OTHER NEWS

At the Fund’s Annual Meeting held virtually, on September 16, 2020, shareholders elected all nine nominated directors for their respective terms. The Fund’s shareholders of record, as of the close of business on July 23, 2020, voted 1,077,285.2126 shares in favor and 1,452.3389 shares against or abstentions to approve this proposal. Furthermore, they approved BBD, LLP, as the Fund’s independent registered public accounting firm for calendar year 2020. The Fund’s shareholders of record, as of the close of business on July 23, 2020, voted 978,826.1692 shares in favor and 99,911.3823 shares against or abstentions to approve this proposal. Lastly, shareholders approved the Amended and Restated Investment Advisory Agreement between Volumetric Advisers, Inc. and Volumetric Fund, Inc. The Fund’s shareholders of record, as of the close of business on July 23, 2020, voted 978,868.2345 shares in favor and 99,869.3170 shares against or abstentions to approve this proposal.

The Board of Directors, at their July 16, 2020 meeting, approved the renewal of the Investment Advisory contract between Volumetric Fund, Inc. and Volumetric Advisers, Inc. The Directors’ approval of the continuance of the Fund’s Investment Advisory contract was based on a consideration of all the information provided to the Directors and was not the result of any single factor. Some of the factors that figured particularly in the Directors deliberations are described below, although individual Directors may have evaluated this information differently, ascribing different weights to various factors: 1) the Fund’s investment performance was discussed, and the Board concluded that the Adviser continued to manage the portfolio in accordance with its fundamental investment strategy, as outlined in the Prospectus; 2) the nature, extent and quality of service being provided was considered by the Board. 3) the Fund’s expense ratio was discussed, and as indicated in the Prospectus, the management fee decreases on a sliding scale as the Fund’s assets grow. The Board agreed that the proposed fee arrangements continued to provide appropriate sharing of economies of scale between Fund shareholders and the Adviser.

The Board of Directors, at their December 16, 2020 meeting, approved a Distribution Agreement between the Fund and Volumetric Advisers, Inc. with Ultimus Fund Distributors, LLC (“Ultimus”). Effective December 14, 2020, Ultimus became the Distributor of the Fund.

Update regarding the servicing of your Volumetric Fund account. On the expected effective date, February 22, 2021, Ultimus Fund Solutions, LLC. will become the transfer agent for the Fund. We are excited to announce, with this change, shareholders will have online access to their accounts and the ability to receive electronic account statements and reports. On the same expected date, First National Bank of Omaha (“Bank”) will be the successor custodian of all IRA and other retirement accounts; thereby, replacing Equity Institutional. Please note that the Bank’s annual custodian fee will be paid, as in the past, by Volumetric Advisers, Inc. To access and download the new custodial agreement with the Bank, please visit volumetric.com.

UPDATE

Volumetric Fund has opened the year with a 1.54% gain, as of February 10th. The Fund’s NAV rallied from its initial 2021 opening price of $23.32, as adjusted for distributions, to $23.68, as of February 10th. The current outlook for the market is slightly positive based on our proprietary, short term, overall market signal. Consequently, in accordance with the “Volume and Range” system, our cash and money market investment position is 16.21%, as of this writing.

We thank you for your continued trust and confidence. If you are interested in obtaining our prospectus and general information about the Fund please visit our website, www.volumetric.com.  Also, do not hesitate to call us if you have any questions.

February 10, 2021

                 Sincerely,

                                             Irene J. Zawitkowski                                               Jeffrey Gibs

                Chair and CEO                                                        President

Hypothetical Growth of a $10,000 Investment*

(From December 31, 2010 to December 31, 2020)

(Unaudited)

*The chart represents the historical 10 year performance of a hypothetical investment of $10,000 in Volumetric Fund, S&P 500 Index and FTSE 3 Month T-Bill Index. The performance shown above does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.  All distributions and dividends are assumed to be reinvested. Volumetric Fund reflects the Fund’s Average Annual Total Returns as of 12/31/2020. The Standard & Poor’s 500 Index (“S&P 500”) includes 500 leading companies in the U.S. economy. The FTSE 3 Month T-Bill Index reflects an average of the last three-month treasury bill issues. Both indexes are unmanaged and their performance does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Past performance is not predictive of future performance.

**Total annual operating expenses, as disclosed in the Fund’s prospectus dated April 17, 2020, as supplemented September 29, 2020, December 22, 2020, and February 16, 2021, which included acquired fund fees and expenses of less than 0.01%, were 1.90% of average daily assets. The Fund’s performance reflects the deduction of fees for these services. Past performance is not predictive of future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; and that current performance may be lower or higher than the performance data quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling   (800) 541-3863.

Industry Group Weight as Percent of Net Assets
December 31, 2020
(Unaudited)
16.0%
15.0%
14.0%
13.0%
12.0%
11.0%
10.0%
9.0%
8.0%
7.0%
6.0%
5.0%
4.0%
3.0%
2.0%
1.0%
0.0%
Aerospace & Defense 1.1%
Agricultural 1.6%
Chemicals 6.0%
Computer Software 8.8%
Computers and Semiconductors 7.9%
Construction 3.2%
Electrical Equipment 3.3%
Electronic Services 5.8%
Energy 1.0%
ETF (Exchange Traded Fund) 4.9%
Financials 6.8%
Food & Beverage 2.3%
Healthcare 3.7%
Industrial Conglomerates 4.8%
Industrial Machinery 1.3%
Materials 1.5%
Media 1.5%
Personal Products 1.2%
Retail 4.3%
Services 6.1%
Textile - Apparel Clothing 2.7%
Transportation 2.9%
Utilities 2.6%
Money Market Gov Fund 14.3%
Cash & Cash Equivalents 0.4%

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each year)

Years ended December 31	2020	2019	2018	2017	2016

Net asset value, beginning of year	$21.41	$18.42	$21.02	$19.28	$18.90
Income (loss) from investment operations
Net investment loss	(0.12)	(0.03)	(0.09)	(0.09)	(0.10)
Net realized and change in unrealized
gain (loss) on investments	2.27	3.74	(2.07)	3.47	2.17
Total from investment operations	2.15	3.71	(2.16)	3.38	2.07
Less distributions from:
Net realized gains	(0.24)	(0.72)	(0.44)	(1.64)	(1.69)
Total distributions	(0.24)	(0.72)	(0.44)	(1.64)	(1.69)
Net asset value, end of year	$23.32	$21.41	$18.42	$21.02	$19.28
Total return	10.05%	20.13%	(10.26%)	17.50%	11.29%

Ratios and Supplemental Data:
Net assets, end of year (in thousands)	$37,866	$35,178	$30,903	$35,465	$29,638
Ratio of expenses to average net assets	1.91%	1.90%	1.90%	1.91%	1.93%
Ratio of net investment loss to average net assets	(0.58%)	(0.17%)	(0.43%)	(0.46%)	(0.57%)
Portfolio turnover rate	36%	60%	71%	92%	87%

VOLUMETRIC FUND, INC.

STATEMENT OF OPERATIONS

For the year ended December 31, 2020

See notes to financial statements

	VOLUMETRIC FUND, INC
	STATEMENT OF NET ASSETS
	December 31, 2020

Equities: 85.3%
SHARES	COMPANY	VALUE
	Aerospace & Defense -- 1.1%
2,200	L3Harris Technologies Inc	$ 415,844
		415,844
	Agricultural -- 1.6%
9,200	Bunge Ltd	603,336
		603,336
	Chemicals – 6.0%
2,400	Air Products & Chemicals Inc	655,728
8,000	CF Industries Holdings Inc	309,680
2,100	Ecolab Inc	454,356
7,300	FMC Corp	838,989
		2,258,753
	Computer Software -- 8.8%
3,000	Autodesk Inc*	916,020
5,100	Cerner Corp	400,248
2,600	Microsoft Corp	578,292
3,700	Salesforce.com Inc*	823,361
2,900	Take Two Interactive Software Inc*	602,591
		3,320,512
	Computers and Semiconductors -- 7.9%
3,600	Analog Devices Inc	531,828
6,400	Apple Inc	849,216
9,600	Applied Materials Inc	828,480
14,000	HP Inc	344,260
8,600	Intel Corp	428,452
		2,982,236
	Construction -- 3.2%
6,200	Jacobs Engineering Group Inc	675,552
7,300	Owens Corning	553,048
		1,228,600
	Electrical Equipment -- 3.3%
6,200	Ametek Inc	749,828
6,100	Emerson Electric Co	490,257
		1,240,085
	Electronic Services -- 5.8%
2,500	Automatic Data Processing Inc	440,500
3,000	Fidelity National Information Services Inc	424,380
5,200	Paychex Inc	484,536
3,900	Visa Inc Class A	853,047
		2,202,463
	Energy – 1.0%
29,000	Kinder Morgan Inc	396,430
		396,430
	ETF (Exchange Traded Fund) -- 4.9%
5,000	SPDR S&P 500 Trust	1,869,400
		1,869,400

	VOLUMETRIC FUND, INC. STATEMENT OF NET ASSTS December 31, 2020 (Continued)
Equities: 85.3%
SHARES	COMPANY	VALUE
	Financials -- 6.8%
900	Blackrock Inc	$ 649,386
2,400	CME Group Inc	436,920
8,500	Metlife Inc	399,075
9,180	Morgan Stanley	629,105
4,800	Raymond James Financial	459,216
		2,573,702
	Food & Beverage -- 2.3%
7,000	Mondelez Int'l Inc	409,290
4,900	Monster Beverage Corp*	453,152
		862,442
	Healthcare -- 3.7%
7,300	Cardinal Health Inc	390,988
1,200	Cooper Companies Inc	435,984
2,900	Johnson & Johnson	456,402
1,216	Merck & Co	99,469
		1,382,843
	Industrial Conglomerates -- 4.8%
3,300	Carlisle Companies Inc	515,394
2,700	Honeywell International Inc	574,290
1,700	Roper Technologies Inc	732,853
		1,822,537
	Industrial Machinery -- 1.3%
2,700	Stanley Black & Decker	482,112
		482,112
	Materials -- 1.5%
4,200	Packaging Corp of America	579,222
		579,222
	Media -- 1.5%
3,119	The Walt Disney Co*	565,100
		565,100
	Personal Products -- 1.2%
5,300	Church & Dwight Co Inc	462,319
		462,319
	Retail -- 4.3%
250	Amazon.com Inc*	814,233
2,200	Costco Wholesale Corp	828,916
		1,643,149
	Services -- 6.1%
350	Alphabet Inc - Class A*	613,424
4,300	Leidos Holdings Inc	452,016
5,900	Republic Services Inc	568,170
6,600	Waste Connections Inc	676,962
		2,310,572
	Textile - Apparel Clothing -- 2.7%
4,800	Ralph Lauren Corp*	497,952
6,300	V F Corp	538,083
		1,036,035

	VOLUMETRIC FUND, INC. STATEMENT OF NET ASSTS December 31, 2020 (Continued)
Equities: 85.3%
SHARES	COMPANY	VALUE
	Transportation -- 2.9%
6,200	Expeditors Int'l of Washington Inc	$ 589,682
12,500	Werner Enterprises Inc	490,250
		1,079,932
	Utilities -- 2.6%
4,500	American Electric Power Company Inc	374,715
2,300	Atmos Energy Corp	219,489
5,200	Consolidated Edison Inc	375,804
		970,008
TOTAL EQUITIES (Cost: $ 20,381,455)		32,287,632
INVESTMENT COMPANY 14.3%
5,440,119 Shares -- Fidelity Investments Money Market
Gov Portfolio - Class I, 0.01%** (Cost: $5,440,119)		5,440,119
TOTAL INVESTMENTS (Cost: $25,821,574): 99.6%		37,727,751
CASH EQUIVALENTS/RECEIVABLE: 0.4%
Cash		96,366
Dividends and Interest Receivable		42,211
TOTAL CASH EQUIVALENTS/ RECEIVABLES		138,577
TOTAL ASSETS		37,866,328
Less Liabilities:		-
NET ASSETS 100.0%		$ 37,866,328
VOLUMETRIC SHARES OUTSTANDING		1,623,707
NET ASSET VALUE, OFFERING & REDEMPTION
PRICE PER SHARE		$23.32

See notes to financial statements

            *Non-income producing security.

            ** Variable Rate Security. The rate presented is as of December 31, 2020.

VOLUMETRIC FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS

See notes to financial statements

NOTES TO FINANCIAL STATEMENTS

As of December 31, 2020

1.Significant Accounting Policies

Volumetric Fund, Inc. (the “Fund”) is registered with the Securities and Exchange Commission (the “SEC)” under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company.  The Fund’s investment objective is capital growth. Its secondary objective is downside protection. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Fund is an investment company that follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 applicable to investment companies.

a)Valuation of Securities: Investments in securities traded on a national securities exchange (or reported on the NASDAQ national market) are valued at the closing price on the day of valuation. If a market quote is not available, the Fund will value the security at fair market value as determined in good faith by Volumetric Advisers, Inc., as directed by the Board of Directors.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires certain disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•Level 1 – quoted prices in active markets for identical securities

•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not necessarily indications of the risk associated with investing in those securities.

As of December 31, 2020, all the securities held by the Fund were valued using Level 1 inputs. See the Fund’s Statement of Net Assets for a listing of securities valued using Level 1 inputs by security type and industry type, as required by GAAP.

b)Securities Transactions and Investment Income: Realized gains and losses are determined on the identified cost basis which is the same basis used for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date and interest income is recognized on the accrual basis.

c)Federal Income Taxes: The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all the Fund’s taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions taken on Federal and state income tax returns for all open tax years (2017-2019) or expected to be taken during the year ended December 31, 2020 and concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

d)Distributions to Shareholders: It is the Fund’s policy to distribute all net investment income and all net realized gains, in excess of any available capital loss carryovers, at year end. The Board of Directors declared the following distributions.

The tax character of distributions recorded and paid during the years ended December 31, 2020 and 2019 were as follows: Long Term Capital Gains:  2020: $385,810, 2019: $1,145,808.  Ordinary Income: 2020: $0, 2019: $0.

e)Use of Estimates: The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reported period. Actual results could differ from those estimates.

2. Management Fee and Other Transactions with Affiliates

The Fund receives investment management and advisory services under an advisory agreement with Volumetric Advisers, Inc., that provides for fees to be paid at an annual rate of 2.0% of the first $10,000,000 of average daily net assets, 1.90% of such net assets from $10 million to $25 million; 1.80% of such net assets from $25 million to $50 million; 1.50% of such net assets from

$50 million to $100 million; and 1.25% of such net assets over $100 million. The Fund's adviser pays the cost of all management, supervisory and administrative services required in the operation of the Fund. This includes investment management, fees of the custodian, independent public accountants and legal counsel, remuneration of officers and directors, state registration fees and franchise taxes, shareholder services, including maintenance of the shareholder accounting system, insurance, marketing expenses, shareholder reports, proxy related expenses and transfer agency. Certain officers and directors of the Fund are also officers and directors of the investment adviser.

3. Capital Stock Transactions

At December 31, 2020, there were 4,000,000 shares of $0.01 par value capital stock authorized. Transactions in capital stock were as follows:

4. Purchases and Sales of Investment Securities / Federal Tax Cost Information

For the year ended December 31, 2020, purchases and proceeds from sales of securities were $9,875,530 and $13,762,528 respectively.  At December 31, 2020 the cost of investments for Federal income tax purposes was $25,821,574.  Accumulated net unrealized appreciation on investments was $11,906,177 consisting of $11,980,749 gross unrealized appreciation and $74,572 gross unrealized depreciation.

5. Composition of Net Assets

At December 31, 2020 net assets consisted of:

Net capital paid in on shares of stock…………………………….	$25,960,151
Distributable Earnings ……………………………………………..	11,906,177
Net Assets	$37,866,328

6. Federal Income Tax

As of December 31, 2020, the components of distributable earnings on a tax basis were as follows:

Unrealized appreciation…………………………………………...	$11,906,177
Distributable earnings…………………………………..	$11,906,177

For the year ended December 31, 2020, the Fund recorded the following reclassification, distributable earnings was increased by $211,478 and net capital paid in on shares of stock was decreased by $211,478. Such reclassifications, the result of permanent differences between the financial statements and income tax reporting requirements, have no effect on the Fund’s net assets.

7. Commitments and Contingencies

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. The Fund expects the risk of loss to be remote.

8. Coronavirus (Covid-19) Pandemic

The COVID-19 pandemic has caused financial markets to experience periods of increased volatility due to uncertainty that exists around its long-term effects. COVID-19 has resulted in varying levels of travel restrictions, quarantines, disruptions to supply chains and customer activity, leading to general concern and economic uncertainty. The full impact and duration of the pandemic cannot necessarily be foreseen. Management continues to monitor developments and navigate accordingly, further evaluating the anticipated impact to financial markets.

9. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and the Shareholders

of Volumetric Fund, Inc.

Opinion on the Financial Statements

We have audited the accompanying statement of net assets of Volumetric Fund, Inc. (the “Fund”), as of December 31, 2020, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2020, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and its financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of December 31, 2020 by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audits provide a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of the Volumetric Fund, Inc. since 2009.

Philadelphia, Pennsylvania

February 23, 2021

PROSPECTUS, PROXY AND PORTFOLIO INFORMATION (Unaudited)

This report is intended for the shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus. To obtain a current prospectus please call 800-541-3863 or visit www.volumetric.com.

Information is available to shareholders who are interested in the Fund’s proxy voting guidelines and proxy voting record for the 12-month period ended June 30. This information may be obtained without charge either by calling the Fund’s toll-free number, 800-541-3863, or by visiting the SEC’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC, for the first and third quarters of each fiscal year on Form N-PORT. These forms are available on the Commission’s website at www.sec.gov. This information is also available from the Fund by calling 800-541-3863 or visit www.volumetric.com. The Fund also files with the SEC its monthly holdings on form N-PORT. The N-PORT information for the first and second months (form N-PORT-NP) of the Fund’s fiscal quarter is non-public information. The monthly report on N-PORT for the third month of the quarter is publicly available on the Commission’s website at www.sec.gov. This information is also available from the Fund by calling 800-541-3863 or visit www.volumetric.com.

DIRECTORS (Unaudited)

Directors, who are not salaried employees of Volumetric Advisers, Inc. (the “Adviser”), 87 Violet Drive, Pearl River, NY 10965, receive a fee for each Board or committee meeting they attend. Directors’ fees had no effect on the Fund’s expenses and expense ratio since all their fees were paid by the Adviser. In 2020, the full Board of Directors met five times (three regular meetings and two special meetings) and the Independent Directors met three times. In addition, the Audit Committee met twice, and the Governance & Nominating committee met once.

LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (“Program”), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund. The Fund's Board of Directors (the "Board") previously approved the designation of Volumetric Advisers, Inc (“Advisor”) as the Program’s administrator.

At a meeting held on November 12, 2020, the Board reviewed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from November 20, 2019, through November 11, 2020, the day prior to the meeting, as required under the Liquidity Rule. No significant liquidity events impacting the Fund were noted. There were no material changes to the Program during the reporting period. The report to the Board concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and respond to the Fund’s liquidity developments. The Fund only holds assets that are defined under the Liquidity Rule as "highly liquid investments" and therefore the Fund is not required to establish a 15% highly liquid investment minimum.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

INFORMATION ABOUT YOUR FUND’S EXPENSES

For the six months ended December 31, 2020 (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees. These Fund expenses are further clarified in this report on page 8, footnote 2.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the period and held for the entire semi-annual period, July 1, 2020 – December 31, 2020.

Below are two ways to evaluate your Fund’s costs.

Actual Fund Return: This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return for the six month period, the “Expense Ratio” column shows the period’s annualized expense ratio and the “Expenses Paid During Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period. You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, a $7,000 account value divided by $1,000 = 7.0), then multiply the result by the number given in the first line under the heading entitled “Expenses Paid During Period.”

Hypothetical 5% Return: This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses, the expense ratio is unchanged. Because the return used is not the Fund’s actual return, the results do not apply to your investment. This sample is useful in making comparisons to other mutual funds because the Securities and Exchange Commission requires all mutual funds to provide examples of expenses calculated and based on an assumed 5% annual return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees. Volumetric Fund does not charge any sales loads, redemption fee, or exchange fees, but these fees may be present in other funds to which you compare our Fund. Therefore, the hypothetical portions of the table are useful in comparing ongoing costs only and will not help you to determine the relative total costs of owning different funds.

	Beginning Account Value, 07/01/20	Ending Account Value, 12/31/20*	Net Expense Ratio	Expenses Paid During Period**
Actual	$1,000	$ 1,176.40	1.91%	$10.45
Hypothetical 5% Return	$1,000	$ 1,015.53	1.91%	$ 9.68

*The actual total return for the six-month period ended December 31, 2020, was 17.64%.

**Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

GENERAL INFORMATION

INVESTMENT ADVISER and TRANSFER AGENT

Volumetric Advisers, Inc.

87 Violet Drive

Pearl River, NY 10965

CUSTODIAN

U.S. Bank N.A.

615 E Michigan Street

Milwaukee, WI  53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street, 3rd Floor

Philadelphia, PA 19103

DISTRIBUTOR

Ultimus Fund Distributors, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

LEGAL COUNSEL

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202-4089

DIRECTORS (Unaudited)

The Directors of the Fund and their ages, positions, addresses and principal occupations during the past five years are set forth below. There is no limit on the length of the term that each director serves. The Fund’s Statement of Additional Information contains additional information about the Directors and is available without charge, upon request, by calling 1-800-541-FUND or visiting www.volumetric.com.

Interested Directors
Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Occupation	Number of Portfolios in Fund Complex Overseen by Director	Other Director ships Held by Director during Past Five Years
Jeffrey M. Gibs Volumetric Fund, Inc. 87 Violet Drive Pearl River, NY 10965 info@volumetric.com Age: 54	President, Portfolio Co-Manager, CCO and Director	Annually 2018	President and Portfolio Co-Manager since 2016 and CCO since 2005. Jeffrey was Executive Vice President from 2015 to 2016 and Vice President from 1997 to 2015. He has worked as a consultant to the Fund since 1989. Jeffrey is President of Volumetric Advisers, Inc. He was previously employed by US Bank and AIS (acquired by US Bank), as Vice President of hedge fund accounting and operations (2005 to 2015).	1	None
Irene J. Zawitkowski Volumetric Fund, Inc. 87 Violet Drive Pearl River, NY 10965 info@volumetric.com Age: 67	Chair, CEO, Senior Portfolio Manager and Director	Annually 1978	CEO and Senior Portfolio Manager since 2016 and Chair since June 2018. Ms. Zawitkowski was President and Portfolio Co-Manager from 2003 to 2016 and Executive Vice President of the Fund from inception to 2003. Ms. Zawitkowski is also Executive Vice President of Volumetric Advisers, Inc.	1	None

Independent Directors
Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Occupation	Number of Portfolios in Fund Complex Overseen by Director	Other Director ships Held by Director during Past Five Years
Josef Haupl 9 Grove Place Mountain Lakes, NJ 07046 bod@volumetric.com Age: 76	Director (1)	Annually 2004	Engineering consultant to the chemical industry, since 2002. Previously, Director of Technology of Lurgi PSI, an engineering and construction services company for the chemical industry.	1	None
Alexandre M. Olbrecht, Dr. 7 Main Street, RR 5 Mt. Kisco, NY 10549-3923 bod@volumetric.com Age 42	Director (3)	Annually 2012	Associate Professor of Economics, Anisfield School of Business at Ramapo College of NJ, since 2005. Executive Director of the Eastern Economic Association. He was elected by the Board as the Fund’s Vice Financial Expert.	1	None
Cornelius O’Sullivan 38 South Main Street Pearl River, NY 10965 bod@volumetric.com Age 52	Director (3)	Annually 2017	Proprietor of Neil T. O’Sullivan, CPA, LLC since 2009. Previously Partner, Cherian, O’Sullivan & Tatapudy, LLP, certified public accountants, since 2003. Mr. O’Sullivan started his accounting career with Ernst & Young, LLP certified public accountants.	1	None
Stephen J. Samitt Volumetric Fund, Inc. 87 Violet Drive Pearl River, NY 10965 shareholdercomments @volumetric.com Age: 79	Director (1)(4)	Annually 1996	Stephen Samitt, CPA, LLC, since 2008. Previously, Principal, Briggs Bunting & Dougherty, LLP, a full service public accounting firm, since 1997. He was elected by the Board as the Fund’s Financial Expert.	1	None
Allan A. Samuels Rockland Business Assoc. 9 North Mill St, Suite 103 Nyack, NY 10960 bod@volumetric.com Age: 82	Director (2) (5)	Annually 2007	CEO and President of Rockland Business Association (RBA) since 2001. RBA is a non-profit organization of about 1,000 businesses in Rockland County, NY, for the advancement of its members via public relations, seminars, networking and legislation. He is also Board member of several non-profit and business organizations.	1	None

David L. Seidenberg 29 Shaw Road Woodcliff Lake, NJ 07677 bod@volumetric.com Age: 74	Director (3)	Annually 1983	President, SQ Ventures, LLC, since 2002. Previously, Vice President of Davos Chemical Company from 1972 until 2002.	1	None
Raymond W. Sheridan R. Sheridan Financial, Inc. 19 E. Washington Ave Pearl River, NY 10965 bod@volumetric.com Age: 70	Director (1)	Annually 1995	President, Raymond Sheridan Financial, Inc., insurance and financial services. Vice President and Treasurer of the Fund between 1997 and 2005.	1	None
Non-Director
Officer
Gabriel J. Gibs Volumetric Fund, Inc. 87 Violet Drive Pearl River, NY 10965 info@volumetric.com Age: 84	Chair Emeritus, Portfolio Co-Manager	N/A

Chair Emeritus, Portfolio Co-Manager and Founder of the Fund. Gabriel was Chair from 1978 (inception) to June 2018 and CEO from 1978 (inception) to 2016 and Portfolio Manager from inception to 2003. Mr. Gibs is also the Vice President of Volumetric Advisers, Inc.

				N/A	N/A

(1) Member of the Governance & Nominating Committee; (2) Chair of the Governance & Nominating Committee; (3) Member of the Audit Committee;

(4) Chair of the Audit Committee. (5) Lead Independent Director

This Page is Intentionally Blank

87 Violet Drive

Pearl River, New York 10965

845-623-7637

800-541-FUND

Ticker: VOLMX

www.volumetric.com

info@volumetric.com

Investment Adviser and

Transfer Agent

Volumetric Advisers, Inc.

Pearl River, New York 10965

Custodian

U.S. Bank N.A.

Milwaukee, Wisconsin 53212

Independent Registered Public

Accounting Firm

BBD, LLP

Philadelphia, Pennsylvania 19103

Distributor

Ultimus Fund Distributors, LLC

Cincinnati, OH 45246

Legal Counsel

Thompson Hine LLP

Cincinnati, OH 45202-4089

Board of Directors

Jeffrey M. Gibs

Josef Haupl

Alexandre M. Olbrecht, Dr.

Cornelius O’Sullivan

Stephen J. Samitt

Allan A. Samuels

David L. Seidenberg

Raymond W. Sheridan

Irene J. Zawitkowski, Chair

Officers

Gabriel J. Gibs

   Chair Emeritus, Portfolio Co-Manager

Irene J. Zawitkowski

   Chair, CEO, Senior Portfolio Manager

Jeffrey M. Gibs

   President, Portfolio Co-Manager, CCO

Item 2. Code of Ethics.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, 'code of ethics' means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships.

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant.

(3) Compliance with applicable governmental laws, rules, and regulations.

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) Amendments: During the period covered by the report, there have not been any amendments to the provisions of the Code of Ethics.

(d) Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(e) The Code of Ethics is not posted on Registrant' website; however, the website states how the Code of Ethics may be obtained free of charge upon request.

(f) A copy of the Code of Ethics is attached as an exhibit. You may request a free copy of the Code of Ethics by calling the Fund at 800-541-3863 or writing Volumetric Fund, 87 Violet Drive, Pearl River, New York 10965.

Item 3. Audit Committee Financial Expert.

(a) The Registrant's Board of Directors has determined that Stephen Samitt is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Samitt is independent for purposes of this Item.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees: The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were as follows:

2020 - $18,500

2019 - $18,500

(b)  Audit-Related Fees: The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were as follows:

2020 - None

2019 - None

(c) Tax Fees: The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were as follows:

2020 - $2,000

2019 - $2,000

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Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d) All Other Fees: The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were as follows:

2020 - None

2019 - None

(e)

(1) Audit Committee's Pre-Approval Policies

The registrant's Audit Committee is required to pre-approve all audit services and non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant's Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

Audit-Related Fees:0%

Tax Fees:0%

All Other Fees:0%

(f) During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2020 - $0

2019 - $0

(h) The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments:

(a)Schedule of investments in securities of unaffiliated issuers is included under Item 1.

(b)Not applicable.

3

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.

Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.

Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.

None

Item 11.  Controls and Procedures.

(a) Based on an evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.  Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(c)Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

4

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Volumetric Fund, Inc.

By:  /s/ Irene Zawitkowski

Irene Zawitkowski

Chair

Date 2/25/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Irene Zawitkowski

Irene Zawitkowski

CEO

Date 2/25/2021

By:   /s/ Jeffrey Gibs

Jeffrey Gibs

President

Date 2/25/2021

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